Business combinations - Additional information (Details)						3 Months Ended	12 Months Ended					19 Months Ended
	Jun. 15, 2018 USD ($) ship T	Jun. 14, 2018 USD ($)	Jun. 12, 2018 USD ($) ship credit_facility	Jun. 11, 2018 USD ($) ship T	Dec. 20, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) ship	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							100.00%
Number of very large crude carriers sold | ship	6		6
Identifiable assets acquired (liabilities assumed)						$ 576,482,000				$ 576,482,000
Target leverage percentage										50.00%
Early repayments							$ 906,000,000	$ 1,225,747,000
Gain on bargain purchase							0	0	[1],[2]	$ 23,059,000	[1],[2]
Non-current receivables and current assets recognized as of acquisition date, gross			$ 98,200,000
Provision for uncollectable receivables			2,000,000.0
Non-current receivables and current assets recognized as of acquisition date, net			$ 96,200,000
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Stock exchange ratio			0.7272	0.7272
Equity interests of acquirer (in shares)			$ 60,815,764
Premium on stock exchange ratio					35.00%
Proportion of ownership interest in subsidiary				72.00%
Proportion of ownership interests held by non-controlling interests				28.00%
Identifiable assets acquired (liabilities assumed)				$ 435,522,000
Revenue of acquiree since acquisition date												$ 16,500,000
Profit (loss) of acquiree since acquisition date												$ (43,700,000)
Revenue of combined entity as if combination occurred at beginning of period										665,500,000
Profit (loss) of combined entity as if combination occurred at beginning of period										(160,100,000)
Legal fees										$ 5,000,000.0
Number of credit facilities assumed in business combination | credit_facility			2
International Seaways
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	$ 140,960,000
Other notes
Disclosure of detailed information about business combination [line items]
Early repayments			$ 205,700,000				$ 1,000,000	$ 0
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of credit facilities | credit_facility			3
Tankers | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | ship				29
VLCC weight (in deadweight tons) | T				7,400,000
VLCC
Disclosure of detailed information about business combination [line items]
Sale price		$ 120,000,000.0
Receivable from sale of subsidiary						$ 20,900,000
VLCC | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | ship				21
Suezmax Vessels | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | ship				6
Panamax Vessels | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | ship				2
Eco VLCC | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | ship				19
Very Large Crude Carrier And Suezmax
Disclosure of detailed information about business combination [line items]
Number Of Ships | ship							72
Floating Storage And Offloading
Disclosure of detailed information about business combination [line items]
Number Of Ships | ship							2
Gener8 Miltiades | Vessels
Disclosure of detailed information about business combination [line items]
VLCC weight (in deadweight tons) | T	301,038
Gener8 Chiotis | Vessels
Disclosure of detailed information about business combination [line items]
VLCC weight (in deadweight tons) | T	300,973
Gener8 Success | Vessels
Disclosure of detailed information about business combination [line items]
VLCC weight (in deadweight tons) | T	300,932
Gener8 Andriotis | Vessels
Disclosure of detailed information about business combination [line items]
VLCC weight (in deadweight tons) | T	301,014
Gener8 Strength | Vessels
Disclosure of detailed information about business combination [line items]
VLCC weight (in deadweight tons) | T	300,960
Gener8 Supreme | Vessels
Disclosure of detailed information about business combination [line items]
VLCC weight (in deadweight tons) | T	300,933

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.